Financial assets at FVTOCI - Changes in allowance for credit losses of financial assets at FVTOCI (Details) - Financial assets at fair value through other comprehensive income, category - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		₩ (27,379)	₩ (11,805)	₩ (12,146)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance		(8,868)	(16,542)	827
Disposal		6,788	1,519	714
Others	[1]	375	(551)	(1,200)
Ending balance		(29,084)	(27,379)	(11,805)
Stage 1
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		(27,379)	(11,805)	(12,146)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance		(8,868)	(16,542)	827
Disposal		6,788	1,519	714
Others	[1]	375	(551)	(1,200)
Ending balance		(29,084)	(27,379)	(11,805)
Lifetime expected credit losses [member] | Stage 2
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance		0	0	0
Disposal		0	0	0
Others	[1]	0	0	0
Ending balance		0	0	0
Lifetime expected credit losses [member] | Stage 3
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance		0	0	0
Disposal		0	0	0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Others consist of foreign currencies translation, etc.